Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Jan. 01, 2022
Statement [line items]
Effective income tax rate	27.80%	27.50%
Current tax receivable	$ 1,056	$ 1,135
Current tax payable	147	195
Deferred tax assets	6,739	6,708	$ 6,708	$ 7,767
Deferred tax assets - recognition dependent on future taxable profits	6,136
Operating tax loss carry forward	3,549	3,902
Operating tax loss carry forward expired in future	3,300
Operating tax loss carry forward without expiration date	249
Capital tax loss carry forward	5	1
Tax benefit on loss carry forwards for which deferred tax asset recognized	670	701
Tax benefit of loss carry forwards for which no deferred tax asset recognized	222	211
Tax credit carry forwards which expire in future	282	273
Tax credit carryforwards of which benefit not recognized	$ 160	164
Tax credit/Loss carryforwards expiration period	between the years 2026 and 2043
Deferred tax liability	$ 1,697	1,536	$ 1,536	$ 1,713
Aggregate amount of taxable temporary differences associated with the Company's own investments in subsidiaries, not included in financial statements	10,908	11,439
Unused tax credits [member]
Statement [line items]
Deferred tax assets	1,171	663
Temporary differences [member]
Statement [line items]
Deferred tax assets	$ 5,333	$ 2,523